RECEIVABLES - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 10,893	$ 10,321
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,972	6,878
Wholesale receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 3,921	$ 3,443